Share-based compensation - Share options outstanding (Details) - Share option plans - Options	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation
Outstanding share options	8,615,885	6,768,460	5,540,600	5,128,680
Not later than one year
Share-based compensation
Outstanding share options		10,000
Later than two years and not later than three years
Share-based compensation
Outstanding share options	506,351
Later than three years and not later than four years
Share-based compensation
Outstanding share options	49,687	506,351
Later than four years and not later than five years
Share-based compensation
Outstanding share options	145,000	49,687
Later than five years and not later than six years
Share-based compensation
Outstanding share options	1,899,081	145,000
Later than six years and not later than seven years
Share-based compensation
Outstanding share options	2,708,396	1,901,283
Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	253,370	2,711,090
Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	1,216,865	255,676
Later than nine years and not later than ten years
Share-based compensation
Outstanding share options	1,837,135	1,189,373
Exercise Price CHF1.00 to 1.50
Share-based compensation
Outstanding share options	3,459,244	1,668,823
Exercise Price CHF1.00 to 1.50 | Later than five years and not later than six years
Share-based compensation
Outstanding share options	292,261
Exercise Price CHF1.00 to 1.50 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options		292,261
Exercise Price CHF1.00 to 1.50 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	184,883
Exercise Price CHF1.00 to 1.50 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	1,189,373	187,189
Exercise Price CHF1.00 to 1.50 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options	1,792,727	1,189,373
Exercise Price CHF1.51 to 2.00
Share-based compensation
Outstanding share options	2,398,245	2,338,547
Exercise Price CHF1.51 to 2.00 | Not later than one year
Share-based compensation
Outstanding share options		10,000
Exercise Price CHF1.51 to 2.00 | Later than two years and not later than three years
Share-based compensation
Outstanding share options	506,351
Exercise Price CHF1.51 to 2.00 | Later than three years and not later than four years
Share-based compensation
Outstanding share options	49,687	506,351
Exercise Price CHF1.51 to 2.00 | Later than four years and not later than five years
Share-based compensation
Outstanding share options	95,000	49,687
Exercise Price CHF1.51 to 2.00 | Later than five years and not later than six years
Share-based compensation
Outstanding share options	1,606,820	95,000
Exercise Price CHF1.51 to 2.00 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options		1,609,022
Exercise Price CHF1.51 to 2.00 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	68,487
Exercise Price CHF1.51 to 2.00 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	27,492	68,487
Exercise Price CHF1.51 to 2.00 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options	44,408
Exercise Price CHF2.01 to 2.50
Share-based compensation
Outstanding share options	293,506	293,506
Exercise Price CHF2.01 to 2.50 | Later than four years and not later than five years
Share-based compensation
Outstanding share options	50,000
Exercise Price CHF2.01 to 2.50 | Later than five years and not later than six years
Share-based compensation
Outstanding share options		50,000
Exercise Price CHF2.01 to 2.50 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options	243,506
Exercise Price CHF2.01 to 2.50 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options		243,506
Exercise Price CHF2.51 to 3.00
Share-based compensation
Outstanding share options	2,464,890	2,467,584
Exercise Price CHF2.51 to 3.00 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options	2,464,890
Exercise Price CHF2.51 to 3.00 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options		2,467,584